[LOGO OF LINCOLN FINANCIAL GROUP]












                         Lincoln Life Variable Annuity


                                                                          Fund A
                                                                     Semi-Annual
                                                                          Report
                                                                   June 30, 1999

[LOGO OF LINCOLN FINANCIAL GROUP]




July 1999

Dear Participant:

I am pleased to send you the semi-annual report for Lincoln Life Variable Annuity Fund A for the period ending June 30, 1999.

Included in this report is a letter from Vantage Investment Advisors, the sub advisor for Fund A. This fund has been very consistent in adhering to its conservative growth investment management style. Over the long term, such consistency has clearly worked to the benefit of contract owners.

We continue to believe that a conservative growth investment management style, focused on reducing risk, is appropriate for a retirement savings plan such as Fund A.

Please review the enclosed information carefully. Your sales representative can answer any questions you may have, or you may call Lincoln Life Customer Service, toll free, 1-800-4-Lincoln (454-6265). We appreciate your continued confidence and will continue our efforts to help you reach your financial goals.



Sincerely yours,


/s/ Kelly D. Clevenger

Kelly D. Clevenger
Vice President

Portfolio manager's
summary and comparison

Managed by          [LOGO OF VANTAGE INVESTMENT ADVISORS]


The Fund had a return of 10.3% for the first six months of 1999 while its benchmark, the S&P 500 Index, returned 12.2% for the same period.

During the first quarter of 1999, investors heralded the day when the Dow Jones Industrial Average broke through the 10,000 mark. That Index consists of only 30 large companies and the S&P 500's return is driven by the largest 20 companies. The equity market as a whole did not experience the same success. The market broadened in the second quarter, with attractively priced companies rallying across the board.

Not surprisingly, the Fund, which provides broad-based equity market exposure to attractively priced companies struggled in the first quarter, but rebounded as the market broadened in the second quarter. The economic environment is ripe for continued strong equity market returns and Fund A is well positioned to capture opportunities as they arise.

Enrique Chang     Christopher Harvey

Statement of Net Assets - Unaudited
For the Six Months Ended June 30, 1999

Investments:
                                Percent of     Number        Market
Common Stock:                   Net Assets    of Shares      Value
-----------------------------------------------------------------------
Aerospace & Defense:               1.9%
Gulfstream Aerospace *                          16,700     $1,128,294
United Technologies                                         1,691,825
                                                        -------------
                                                            2,820,119
Automobiles & Auto Parts:          2.4%
Autonation *                                    39,400        701,812
Ford Motor                                      25,200      1,422,225
Hertz Class A                                    2,800        173,600
Navistar International *                        25,000      1,250,000
                                                        -------------
                                                            3,547,637
Banking, Finance & Insurance:      15.2%
Allstate                                         8,600        308,525
AmSouth Bancorporation                          58,500      1,356,469
American International Group                    16,200      1,896,412
BankBoston                                      15,400        787,325
Bank of America                                 20,600      1,510,237
Bank One                                        22,095      1,316,044
Chase Manhattan                                 27,000      2,338,875
Citigroup                                       57,599      2,735,929
Conseco                                         44,600      1,357,512
Dime Bancorp                                    32,000        644,000
Federal Home Loan Bank                           4,700        272,600
Federal National Mortgage Association            4,000        273,500
Firstar                                         12,200        341,600
Marsh & McLennan                                21,600      1,630,800
MBIA                                            10,400        673,400
Merrill Lynch & Company                          4,200        335,738
Metris                                          27,187      1,107,877
Morgan (J.P.)                                    7,700      1,081,850
Paine Webber Group                              34,050      1,591,838
SLM Holding                                     19,600        897,925
Washington Mutual                                8,300        293,613
                                                        -------------
                                                           22,752,069
Buildings & Materials:             0.8%
Centex                                          16,200        608,512
Lafarge                                         12,500        442,969
Vulcan Materials                                 3,100        149,575
                                                        -------------
                                                            1,201,056

                                Percent of     Number        Market
                                Net Assets    of Shares      Value
-----------------------------------------------------------------------
Cable, Media & Publishing:         3.8%
Centurytel                                       9,100     $  361,725
Donnelley & Sons                                16,200        600,413
Knight-Ridder                                    8,100        444,994
McGraw-Hill                                     18,700      1,008,631
New York Times                                  40,800      1,501,950
Omnicom Group                                   21,100      1,688,000
R.H.Donnelley                                    3,840         75,120
Valassis Communications *                        2,400         87,900
                                                        -------------
                                                            5,768,733
Chemicals:                         1.8%
Avery Dennison                                   2,100        126,787
Cytec Industries *                               5,300        168,938
Dow Chemical                                    14,800      1,877,750
Lubrizol                                         5,100        143,119
W.R. Grace & Company *                          23,400        429,975
                                                        -------------
                                                            2,746,569
Computers & Technology:            14.2%
American Power Conversion *                     32,000        643,000
Apple Computer *                                32,000      1,484,000
BMC Software *                                  17,300        933,659
Cisco Systems *                                 26,600      1,713,206
Dell Computer *                                 35,500      1,312,391
Electronics Arts *                               7,300        395,113
International Business Machines                 19,400      2,507,450
Keane *                                          7,900        178,738
Lexmark International Group Class A *           21,200      1,400,525
Microsoft *                                     67,900      6,119,487
Oracle *                                        27,000      1,002,375
Sterling Software *                             13,900        370,956
Sun Microsystems *                              29,500      2,032,734
Symantec *                                       8,800        224,675
Xerox                                           18,200      1,074,938
                                                        -------------
                                                           21,393,247
Consumer Products:                 2.3%
Avon Products                                    5,400        299,700
Clorox                                          12,000      1,281,750
Procter & Gamble                                21,700      1,936,725
                                                        -------------
                                                            3,518,175
Electronics & Electrical Equipment: 6.7%
FirstEnergy                                     32,100        995,100
General Electric                                45,300      5,118,900
Honeywell                                       11,600      1,344,150
Intel                                           44,300      2,634,466
                                                        -------------
                                                           10,092,616
Energy:                            7.3%
Atlantic Richfield                              17,200      1,437,275
Enron                                           10,000        817,500

                                Percent of     Number        Market
Energy (Cont.)                  Net Assets    of Shares      Value
-----------------------------------------------------------------------
Exxon                                           38,100    $ 2,938,462
Occidental Petroleum                            36,000        760,500
Royal Dutch Petroleum                           32,800      1,976,200
Texaco                                          31,600      1,975,000
USX-Marathon Group                              33,200      1,081,075
                                                        -------------
                                                           10,986,012
Food, Beverage & Tobacco:          5.9%
CKE Restaurants                                 20,790        337,837
Coca Cola                                       24,000      1,500,000
ConAgra                                          3,300         87,863
General Mills                                   16,200      1,302,075
Heinz (H.J.)                                    26,650      1,335,831
Philip Morris                                   58,800      2,363,025
Quaker Oats                                     11,200        743,400
Suiza Foods *                                   27,800      1,164,125
                                                        -------------
                                                            8,834,156
Healthcare & Pharmaceuticals:      11.6%
Amgen *                                         34,100      2,074,772
Boston Scientific *                             13,200        579,975
Bristol-Myers Squibb                            31,800      2,239,912
Johnson & Johnson                               11,900      1,166,200
Lilly (Eli)                                     12,200        873,825
Lincare Holdings *                              24,800        620,775
Medtronic                                       15,531      1,209,477
Merck & Company                                 32,600      2,412,400
Oxford Health Plans *                            4,100         63,678
Pfizer                                           9,500      1,042,625
Schering-Plough                                 55,500      2,941,500
Tyco International                              23,100      2,188,725
                                                        -------------
                                                           17,413,864
Industrial Machinery:              0.8%
Ingersoll-Rand                                  18,750      1,211,719
                                                        -------------
                                                            1,211,719
Leisure, Lodging & Entertainment:  0.7%
Carnival Cruise Lines                           15,200        737,200
Eastman Kodak                                    3,700        250,675
                                                        -------------
                                                              987,875
Metals & Mining:                   0.9%
AK Steel Holding                                33,000        742,500
USX-U.S. Steel Group                            20,200        545,400
                                                        -------------
                                                            1,287,900
Paper & Forrest Products:          0.2%
Weyerhaeuser                                     4,200        288,750
                                                        -------------
                                                              288,750
Retail:                            6.6%
Best Buy *                                       5,800        391,500
Gap                                             34,350      1,730,381

                                Percent of     Number        Market
Retail (Cont.)                  Net Assets    of Shares      Value
-----------------------------------------------------------------------
Home Depot                                      14,400    $   927,900
Jostens                                         33,000        695,062
Kroger *                                        11,600        324,075
Lowe's Companies                                18,000      1,020,375
Safeway *                                       21,000      1,039,500
Sherwin-Williams                                 4,500        124,875
TJX                                             53,500      1,782,219
Wal-Mart Stores                                 40,000      1,930,000
                                                        -------------
                                                            9,965,887
Telecommunications:                11.6%
Ameritech                                       32,800      2,410,800
A T & T                                         35,700      1,992,506
Bell Atlantic                                   46,216      3,021,371
BellSouth                                       63,200      2,962,500
Lucent Technologies                             36,800      2,481,700
MCI Worldcom *                                   2,400        206,475
SBC Communications                              13,599        788,742
Sprint                                           6,400        338,000
Tellabs *                                       32,000      2,163,000
U.S.West                                        17,700      1,039,875
                                                        -------------
                                                           17,404,969
Textiles, Apparel & Furniture:     1.5%
Johnson Controls                                21,400      1,483,287
Tommy Hilfiger *                                11,400        837,188
                                                        -------------
                                                            2,320,475
Transportation & Shipping:         1.0%
Alaska Air Group *                               9,900        413,325
AMR *                                            3,200        218,400
Canadian National Railway                        4,200        281,400
Canadian Pacific                                 5,900        140,494
Continental Airlines-Class B *                  10,900        411,475
                                                        -------------
                                                            1,465,094
Utilities:                         1.8%
General Public Utilities                        33,600      1,417,500
Minnesota Power and Light                       16,400        325,950
Public Service Enterprise Group                  7,300        298,388
Texas Utilities                                 14,700        606,375
                                                        -------------
                                                            2,648,213
                                 ------
Total Common Stock
         (Cost $86,105,639)        99.0%                  148,655,135
                                 ------                 -------------

                                               Par
                                              Amount
-----------------------------------------------------------------------
Money Market Instruments:
Kimberly Clark                              $1,400,000      1,400,000
                                                        -------------
Total Money Market Instruments:
(Cost $1,400,000)                  0.9%                     1,400,000

Total Investments
         (Cost $87,505,639)       99.9%                   150,055,135

Other Assets Over Liabilities:     0.1%                       181,655
                                 ------                 -------------

         Net Assets              100.0%                  $150,236,790
                                 ======                 =============

Net assets are represented by:
         Value of accumulation units:
            6,688,458 units at $20.646 unit value        $138,089,278
         Annuity reserves:
            163,790 units at $20.646 unit value             3,381,549
            329,557 units at $26.599 unit value             8,765,963
                                                        -------------
            493,347
                                                         $150,236,790
                                                        =============


*Non-income producing security

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 1999

Investment Income:
    Dividends                                                           $ 1,010,313
    Interest                                                                 33,513
                                                                        -----------
                                                                          1,043,826
Expenses:
         Investment management services                     $   232,005
Mortality and expense guarantees                                685,040     917,045
                                                            ----------- -----------
Net Investment Income                                                       126,781

Net Realized and Unrealized Gain on Investments
    Net realized gain on investments                         12,744,432
    Increase in net unrealized appreciation of investments    1,479,758
                                                            -----------

Net Realized and Unrealized Gain on Investments                          14,224,190
                                                                        -----------

Net Increase in Net Assets Resulting from Operations                    $14,350,971
                                                                        ===========

Statements of Changes in Net Assets
                                               Six Months
                                               Ended
                                               6/30/99           Year Ended
                                               (unaudited)       12/31/98
                                              ------------      ------------
Changes from operations:
         Net investment income                $    126,781           674,715
         Net realized gain on investments       12,744,432        15,158,708
         Increase in net unrealized
           appreciation of investments           1,479,758         9,368,090
                                              ------------      ------------

Net increase in net assets
 resulting from operations                      14,350,971        25,201,513

Net decrease from equity transactions          (10,181,364)      (10,592,393)
                                              ------------      ------------

Total increase in net assets                     4,169,607        14,609,120

Net assets at beginning of period              146,067,183       131,458,063
                                              ------------      ------------

Net assets at end of period                   $150,236,790      $146,067,183
                                              ============      ============


See accompanying notes to financial statements.

Notes to Financial Statements - Unaudited
June 30, 1999

1. Significant accounting policies

The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 1999 amounted to $21,431,788 and $31,701,196, respectively.

3. Expenses and sales charges

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $3,967 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly the Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the six months ended June 30, 1999, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net assets

Net assets at June 30, 1999 consisted of the following:

         Equity transactions                                ($175,984,708)
         Accumulated net investment income                     74,083,883
         Accumulated net realized gain on investments         189,588,119
         Net unrealized appreciation of investments            62,549,496
                                                           --------------
                                                             $150,236,790
                                                           ==============

5. Summary of changes in equity transactions

                                                Six Months Ended                  Year Ended
                                                  June 30, 1999                December 31, 1998
                                                   (unaudited)
                                           -----------------------------  ----------------------------
                                              Units           Amount         Units         Amount
                                           -----------    --------------  -----------  ---------------
Accumulation Units:
         Balance at beginning of period     7,176,135     ($157,189,530)   7,722,501   ($146,214,289)
         Contract purchases                    49,368           939,399       95,911       1,611,124
         Terminated contracts                (537,045)      (10,287,047)    (642,277)    (12,586,365)
                                           ----------    --------------    ---------   -------------

Balance at end of period                    6,688,458     ($166,537,178)   7,176,135   ($157,189,530)
                                           ==========    ==============    =========   =============

Annuity Reserves:
         Balance at beginning of period       530,280       ($8,613,814)     600,319     ($7,078,289)
         Annuity payments                     (36,933)         (833,716)     (84,509)     (1,535,525)
         Receipt of guarantee
             mortality adjustments                  -                 -       14,470               -
                                           ----------    --------------    ---------   -------------

Balance at end of period                      493,347       ($9,447,530)     530,280     ($8,613,814)
                                           ==========    ==============    =========   =============

6. Supplemental information - selected per unit data and ratios

The following is selected financial data for an accumulation unit outstanding throughout each period:

                                 Six months ended
                                   June 30, 1999  Year ended December 31,
                                    (Unaudited)   1998      1997       1996       1995      1994
                                 ------------------------------------------------------------------
    Investment income                  $0.140    $ 0.301    $ 0.286    $ 0.267    $0.251    $0.217
         Expenses                       0.123      0.217      0.178      0.139     0.114     0.095
                                     --------   --------   --------   --------   -------   -------
         Net investment income          0.017      0.084      0.108      0.128     0.137     0.122

         Net realized and unrealized
           gain (loss) on investments   1.917      3.028      3.755      1.735     2.539    (0.040)
                                     --------   --------   --------   --------   -------   -------


         Increase in accumulation
           unit value                   1.934      3.112      3.863      1.863     2.676     0.082
         Accumulation unit value
           at beginning of year        18.712     15.600     11.737      9.874     7.198     7.116
                                     --------   --------   --------   --------   -------   -------


Accumulation unit value
  at end of year                      $20.646    $18.712    $15.600    $11.737    $9.874    $7.198
                                     ========   ========   ========   ========   =======   =======



Ratio of expenses to average
         net assets                      1.28%(1)   1.28%      1.27%      1.28%     1.28%     1.27%
Ratio of net investment income
         to average net assets           0.18%      0.54%      0.77%      1.17%     1.65%     1.75%
Portfolio turnover rate                 14.94%     31.10%     32.56%     49.94%    48.95%    64.09%
Number of accumulation units
         outstanding at end of year
         (expressed in thousands)
          Accumulation units:           6,688      7,176      7,723      8,462     9,569      9,908
          Reserve units:                  493        530        600        700       831        863

(1) Annualized

Board of Managers


Kelly D. Clevenger
Chairman, Board of Managers
Vice President, Lincoln National Life
Insurance Co., Fort Wayne, Ind.

Nancy L. Frisby, CPA, Manager
Chief Financial Officer, University of Miami School of
Medicine, Bascom Palmer Eye Institute, Miami, Fla.

John B. Borsch, Jr., Manager
Associate Vice President, Investments, Northwestern
University, Evanston, Ill.

Kenneth G. Stella, Manager
President, Indiana Hospital and Health Association,
Indianapolis, Ind.

Barbara S. Kowalczyk, Manager
Senior Vice President, Lincoln National Corp.,
Fort Wayne, Ind.


Safekeeper of Securities

Chase Manhattan Bank, NA for Chase MetroTech
Center, Brooklyn, NY


Independent Auditors
Ernst & Young LLP
Fort Wayne, Ind.


Investment manager
Lincoln National Life Insurance Co.
Fort Wayne, Ind.